PENDING MERGER WITH APOLLO ENDOSURGERY, INC.	9 Months Ended
Sep. 30, 2016
PENDING MERGER WITH APOLLO ENDOSURGERY, INC.
PENDING MERGER WITH APOLLO ENDOSURGERY, INC.

Note 1 — PENDING MERGER WITH APOLLO ENDOSURGERY, INC.

On September 8, 2016, Lpath, Inc. (“Lpath” or “the company”) and Apollo Endosurgery, Inc. (“Apollo”) entered into an Agreement and Plan of Merger and Reorganization (the ‘‘Merger Agreement’’) pursuant to which a wholly-owned subsidiary of Lpath will merge with and into Apollo, with Apollo surviving as a wholly-owned subsidiary of Lpath (the ‘‘merger’’). Apollo and Lpath believe that the merger will result in a medical device company focused on the development and global distribution of less invasive products used in the treatment of obesity and other gastrointestinal disorders.  Following the consummation of the merger, Lpath will no longer pursue any of its product development programs and will wind down its historical operations.  Although Lpath has entered into the Merger Agreement and intends to consummate the merger, there is no assurance that Lpath will be able to successfully consummate the merger on a timely basis, or at all.  If Lpath is unable to successfully complete the merger, sell shares of its common stock through its ATM Sales Agreement, or secure additional capital prior to the end of December 2016 , Lpath will not have sufficient funds to continue to support its operations and may be required to cease its operations altogether.   Further, unless Lpath can complete the merger prior to the end of December 2016, it may not be able to comply with one of the conditions necessary to require Apollo to consummate the merger without first securing additional capital.  For additional information related to the merger and the Merger Agreement, please refer to the Current Report on Form 8-K filed with the SEC on September 8, 2016 and the proxy statement/prospectus/information statement related to the merger filed on Form S-4 with the SEC on October 11, 2016.